December 14, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust ”)(File Nos. 333-14872 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 316 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 317 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to add a new portfolio series to the Trust, to be known as the “OTG Latin America Fund”.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP

JOHN H. LIVELY • MANAGING PARTNER

11300 Tomahawk Creek Pkwy • Ste. 310 • Leawood, KS 66211 • p: 913.660.0778 • c: 913.523.6112

Practus, LLP • John.Lively@Practus.com • Practus.com